Supplement to Premier Accumulation Life[registered trademark symbol]Prospectus
                    Supplement dated April 29, 2011 to
               Prospectus dated May 1, 2007 as supplemented

  The disclosure set forth below replaces the information under the heading
               "Fund Expenses" found in the prospectus and any
                         other prior supplements.


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                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2010.  The table below shows the Total Annual Portfolio
Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net
Total Annual Portfolio Operating Expenses are shown as well.  Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced 		0.90%		None	0.02%		0.92%	    None	0.92%
Fund
American Century VP International 	1.40%		None	0.01%		1.41%	    None	1.41%
Fund
American Century VP Value 		0.97%		None	0.01%		0.98%	    None	0.98%
Fund
American Century VP Ultra[registered 	1.00%		None	0.02%		1.02%	    None	1.02%
trademark symbol] Fund(1)
American Century VP Ultra[registered 	0.90%		0.25%	0.02%		1.17%	    None	1.17%
trademark symbol] Class II Fund
American Century VP Large Company 	0.80%		0.25%	0.03%		1.08%	    None	1.08%
Value Class II Fund
American Century VP Inflation 		0.48%		0.25%	0.01%		0.74%	    None	0.74%
Protection Class II Fund
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible 	0.75%		None	0.14%		0.89%	    None	0.89%
Growth Fund, Inc. - Initial Shares
Dreyfus IP - MidCap Stock Portfolio - 	0.75%		None	0.09%		0.84%	    None	0.84%
Initial Shares(2)
Dreyfus VIF - Appreciation Portfolio -  0.75%		None	0.06%		0.81%	    None	0.81%
Initial Shares(2)
Dreyfus VIF - Quality Bond Portfolio -  0.65%		None	0.12%		0.77%	    None	0.77%
Initial Shares(3)
Dreyfus IP - Technology Growth 		0.75%		None	0.06%		0.81%	    None	0.81%
Portfolio - Initial Shares
Dreyfus Stock Index Fund, Inc. -	0.25%		0.25%	0.02%		0.52%	    None	0.52%
Service Shares
-------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II - 	0.60%		None	0.43%		1.03%	   -0.18%(4)	0.85%
Primary Shares(2)
Federated Capital Income Fund II(3)	0.75%		None	1.15%		1.90%	   -0.56%(5)	1.34%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager  		0.51%(6)	None	0.13%		0.64%(7)   -0.02%	0.62%(8)
Portfolio - Initial Class(3)
Fidelity VIP Asset Manager: Growth	0.56%(6)	None	0.19%		0.75%(7)   -0.03%	0.72%(10)
Portfolio - Initial Class(9)		0.41%		None	0.14%		0.55%	   -0.01%	0.54%(11)
Fidelity VIP Balanced Portfolio -
Initial Class(9)
Fidelity VIP Contrafund[registered 	0.56%		None	0.09%		0.65%	   -0.02%	0.63%(10)
trademark symbol] Portfolio - Initial
Class

Fidelity VIP Equity-Income Portfolio -	0.46%		None	0.10%		0.56%	   -0.01%	0.55%(11)
Initial Class

Fidelity VIP Growth & Income  		0.46%		None	0.14%		0.60%	   -0.02%	0.58%(8)(11)
Portfolio - Initial Class

Fidelity VIP Growth Opportunities 	0.56%		None	0.14%		0.70%	   -0.01%	0.69%(11)
Portfolio - Initial Class(12)

Fidelity VIP Growth Portfolio - Initial 0.56%		None	0.11%		0.67%	   -0.01%	0.66%(11)
Class(2)

Fidelity VIP High Income Portfolio - 	0.57%		None	0.12%		0.69%	    None	0.69%
Initial Class(9)
Fidelity VIP Index 500 Portfolio -	0.10%		None	None		0.10%(13)   None	0.10%
Initial Class(9)
Fidelity VIP Investment Grade Bond 	0.32% 		None	0.11%		0.43%	   -0.01%	0.42%(11)
Portfolio - Initial Class(9)

Fidelity VIP Mid-Cap Portfolio -	0.56%		0.25%	0.10%		0.91%	   -0.01%	0.90%(8)
Service Class 2

Fidelity VIP Overseas Portfolio - 	0.71%		None	0.15%		0.86%	   -0.03%	0.83%(10)(11)
Initial Class(9)

Fidelity VIP Money Market Portfolio -	0.18%		None	0.09%		0.27%	   -0.01%	0.26%(11)
Initial Class
---------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities 	0.65%		0.25%	0.30%		1.20%	   -0.26%	0.94%(14)(15)
Fund - Class 2
Franklin Income Securities Fund - 	0.45%(16)	0.25%	0.02%		0.72%	    None	0.72%
Class 2
Franklin Small Cap Value Securities 	0.51%		0.25%	0.18%		0.94%	   -0.01%	0.93%(15)
Fund - Class 2

Franklin Small-Mid Cap Growth 		0.51%		0.25%	0.30%		1.06%	   -0.01%	1.05%(15)
Securities Fund - Class 2

Franklin U.S. Government Fund - 	0.48%(16)	0.25%	0.04%		0.77%	    None	0.77%
Class 2
Mutual Shares Securities Fund -		0.60%		0.25%	0.14%		0.99%	    None	0.99%
Class 2
Templeton Developing Markets Securities 1.24%		0.25%	0.27%		1.76%	   -0.01%(15)   1.75%(15)
Fund - Class 2

Templeton Global Bond Securities 	0.46%(16)	0.25%	0.09%		0.80%	    None	0.80%
Fund - Class 2
Templeton Growth Securities Fund - 	0.74%(16)	0.25%	0.03%		1.02%	    None	1.02%
Class 2
----------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio 		0.64%		0.25%	0.01%		0.90%	    None	0.90%
Class S(3)
ING JPMorgan Emerging Markets 		1.25%		None	0.01%		1.26%	    None	1.26%
Equity Portfolio - Class I(9)
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation 	0.62%		None	0.29%		0.91%	    None	0.91%(17)
Fund (Series I Shares)(2)
Invesco V.I. Capital Appreciation Fund 	0.62%		0.25%	0.29%		1.16%	    None	1.16%(18)
(Series II Shares)
Invesco V.I. Capital Development Fund 	0.75%		None	0.34%		1.09%	    None	1.09%(20)(21)
(Series I Shares)(19)
Invesco V.I. Capital Development Fund 	0.75%		0.25%	0.34%		1.34%	    None	1.34%(20)(22)
(Series II Shares)

Invesco V.I. Global Health Care Fund 	0.75%		None	0.37%		1.12%	    None	1.12%(17)
(Series I Shares)(23)

Invesco V.I. Global Real Estate Fund 	0.75%		None	0.45%		1.20%	    None	1.20%(17)
(Series I Shares)(2)

Invesco V.I. International Growth Fund 	0.71%		None	0.33%		1.04%	    None	1.04%(24)
(Series I Shares)(19)
Invesco V.I. International Growth Fund 	0.71%		0.25%	0.33%		1.29%	    None	1.29%(25)
(Series II Shares)
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust International  0.60%		None	0.53%		1.13%	  -0.10%	1.03%(26)
Equity Portfolio - Class 1 Shares(2)
JPMorgan Insurance Trust Mid Cap Value 	0.65%		None	0.17%		0.82%	    None	0.82%(27)
Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity 	0.55%		None	0.27%		0.82%	  -0.02%	0.80%(28)
Portfolio - Class 1 Shares(12)
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - 	0.425%		0.25%	0.66%(29)	1.335%	   0.03%(32)	1.305%(33)
Advisor Class Shares								(30)(31)
PIMCO VIT CommodityRealReturn		0.74%		0.15%	0.16%(34)	1.05%(35)  0.12%(36)	0.93%(37)
[registered trademark symbol]
Strategy Portfolio - Administrative
Class Shares
-----------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio - Class 	0.50%		None	0.24%		0.74%	  -0.12%	0.62%(38)
I Shares(3)
Pioneer Emerging Markets VCT 		1.15%		0.25%	0.30%		1.70%	    None	1.70%
Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - 	0.65%		0.25%	0.11%		1.01%	    None	1.01%
Class II Shares
Pioneer Fund VCT Portfolio - Class I 	0.65%		None	0.07%		0.72%	    None	0.72%
Shares(3)
Pioneer Growth Opportunities VCT 	0.74%		None	0.14%		0.88%	  -0.02%	0.86%
Portfolio - Class I Shares(3)								  (39)(40)
Pioneer High Yield VCT Portfolio - 	0.65%		0.25%	0.14%		1.04%	    None	1.04%
Class II Shares
Pioneer Mid Cap Value VCT Portfolio - 	0.65%		None	0.09%		0.74%	    None	0.74%
Class I Shares(3)
Pioneer Real Estate Shares VCT 		0.80%		0.25%	0.22%		1.27%	    None	1.27%
Portfolio - Class II Shares
Pioneer Strategic Income VCT 		0.65%		0.25%	0.57%		1.47%	    None	1.47%
Portfolio - Class II Shares
-----------------------------------------------------------------------------------------------------------------

DWS Balanced VIP-Class A Shares(12)	0.37%		None	0.30%		0.67%	    None	0.67%

DWS International VIP-Class A 		0.79%		None	0.21%		1.00%	    None	1.00%
Shares(12)
-----------------------------------------------------------------------------------------------------------------
Wanger USA(9)				0.86% 		None	0.12%		0.98%	  -0.01%(41)	0.97%
-----------------------------------------------------------------------------------------------------------------




The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information

-----------------------------------------


(1) 	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

(2) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

(3) 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

(4) 	The Adviser and its affiliates have voluntarily agreed to waiver their fees and/or reimburse expenses so that
	the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's
	Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the "Fee Limit" through
	the later of (the "Termination Dale"): (a) April 30. 2012: or (b) the date of the Fund's next effective
	Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these
	arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit
	increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

(5) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that
	the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the
	voluntary waivers and reimbursements) will not exceed 1.13% (the "Fee Limit") through the later of (the
	"Termination Date"): (a) April 30, 2012; or (b) the date of the Fund's next effective Prospectus.  While the
	Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to
	the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the
	Termination Date with the agreement of the Fund's Board of Trustees.

(6) 	The fund may invest in Commodity Strategy Central Fund, which in turn invests in wholly-owned subsidiary that
	invests in commodity-linked derivative instruments.  FMR has contractually agreed to waive the fund's management
	fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on
	the fund's proportionate ownership of the central fund.  This arrangement will remain in effect for at least
	one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's
	contract with the subsidiary is in place.  If FMR's contract with the subsidiary is terminated, FMR, in its
	sole discretion, may discontinue the arrangement.  For the fund's most recent fiscal year, the waiver
	rounded to less than 0.01% for each class.

(7) 	Differs from the ratio of expenses to average net assets in the Financial Highlights section because the
	total annual operating expenses shown above include acquired fund fees and expenses.

(8) 	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of
	uninvested cash balances are used to reduce the funds' custodian expenses.  Including these reductions, the
	total class operating expenses would have been 0.62% for Fidelity VIP Asset Manager Portfolio - Initial
	Class Shares, 0.58% for Fidelity VIP Growth & Income Portfolio - Initial Class Shares and 0.90% for Fidelity
	VIP Mid-Cap Portfolio -Service Class 2 Shares.  These offsets may be discontinued at any time.

(9) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

(10)  	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expense.  Including this reduction, the total class operating expenses would have been 0.72% for Fidelity
	VIP Asset Manager: Growth Portfolio - Initial Class Shares, 0.63% for Fidelity 	VIP Contrafund[registered
	trademark symbol] Portfolio -	Initial Class Shares and 0.83% for Fidelity VIP Overseas Portfolio -
	Initial Class Shares.  These offsets may be discontinued at any time.

(11)  	FMR or its affiliates agreed to waive certain fees during the period.

(12) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

(13)  	Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these
	limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
	This expense limit may not be increased without approval of the fund's shareholders and board of trustees.
	Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

(14) 	The investment manager and administrator have contractually agreed to waive or limit their respective fees
	and to assume as their own expense certain expenses otherwise payable by the fund so that common annual
	fund operating expenses (i.e., a combination of investment management fees, fund administration fees,
	and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68%
	(other than certain non-routine expenses or costs, including those relating to litigation, indemnification,
	reorganizations, and liquidations) until April 30, 2012.  This waiver is separate from the waiver related
	to the Sweep Money Fund.

(15) 	The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment
	in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in colum "Acquired fund fees and
	expenses").  This reduction will continue until at least April 30, 2012.

(16) 	The Fund administration fee is paid indirectly through the management fee.

(17)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012,
	to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series I shares to 1.30% of average daily nets assets.  In determining the Adviser's
	obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account,
	and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to
	exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay
	because of an expense offset arrangement.  Unless the Board of Trustees and Invesco  mutually agree to amend
	or continue the fee waiver agreement, it will terminate on April 30, 2012.

(18)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series II shares to 1.45% of average daily nets assets.  In determining the Adviser's
	obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into
	account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
	Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense
	on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did
	not actually pay because of an expense offset arrangement.  Unless the Board of Trustees and Invesco
	mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

(19) 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

(20) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012,
	to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the
	Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints
	and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745%
	(for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(21) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012,
	to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total
	Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 17) of Series I shares
	to 1.30% of average daily net assets.

(22)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same
	exclusions discussed above in Note 18) of Series II shares to 1.45% of average daily net assets.

(23)  	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

(24)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions
	discussed above in Note 17) of Series I shares to 1.11% of average daily net assets.

(25)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions
	discussed above in Note 18) of Series II shares to 1.36% of average daily net assets.

(26)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary
	expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of its
	average daily net assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service
	Providers will determine whether or not to renew or revise it.

(27) 	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary
	expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of its
	average daily net assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service
	Providers will determine whether or not to renew or revise it.

(28)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary
	expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of its
	average daily net assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service
	Providers will determine whether or not to renew or revise it.

(29)  	Acquired Fund Fees and Expenses include interest expense of 0.01%.  Interest expense is based on the
	amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into
	certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated
	as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount
	of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an
	investment strategy.

(30) 	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.225%,
	1.325%, 1.075% and 1.525% for the Administrative Class, Advisor Class, Institutional Class and Class M shares,
	respectively.

(31)  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the
	Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses
	to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund
	Fees and Expenses.

(32)  	PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the
	Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64%
	of the total assets invested in Underlying PIMCO Funds.  PIMCO may recoup these waivers in future periods,
	not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual
	expense limit.  The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses
	attributable to advisory and supervisory and administrative fees that is different from the calculation of
	Acquired Fund Fees and Expenses listed in the table above.

(33)  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense of the Underlying PIMCO
	Funds is 1.195%, 1.295%, 1.045% and 1.495% for the Administrative Class, Advisor Class, Institutional Class
	and Class M shares, respectively.

(34)  	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most
	recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.
	Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable
	to PIMCO.  The amount of interest expense (if any) will vary based on the Portfolio's use of such investments
	as an investment strategy.

(35) 	Total Annual Portfolio Operating Expenses excluding interest expense is 1.01% and 1.11% for Administrative
	Class and Advisor Class shares, respectively.

(36) 	 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative
	fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO
	Cayman Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO.  The Subsidiary pays PIMCO a management fee and
	an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This
	waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the
	Subsidiary is in place.

(37)  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense is 0.89% and 0.99% for
	Administrative Class and Advisor Class shares, respectively.

(38)  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012. There can be no assurance that the adviser will extend the
	expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

(39)  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend
	the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

(40) 	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement,
	may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights"
	section, which do not include acquired fund fees and expenses.

(41)  	The Advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.85% of the Fund's
	average daily net assets until April 30, 2012.

Section 9 - Hypothetical Illustrations

Changes to the portfolio expenses affect the results of Section 9 - Hypothetical Illustrations in your prospectus.  We have chosen not to update Section 9 - Hypothetical Illustrations here.


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